Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share, Basic and Diluted
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders, which excludes shares which are legally outstanding but subject to repurchase by the Company (in thousands, except share and per share data):
	Year Ended December 31,
	2022	2021
Numerator
Net loss attributable to common stockholders	$(38,807)	$(54,573)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	30,040,703	28,244,825
Net loss per share attributable to common stockholders, basic and diluted	$(1.29)	$(1.93)

Schedule of Antidilutive Securities Excluded From Computation of Net Loss per Share
The table below provides potentially dilutive securities not included in the calculation of the diluted net loss per share because to do so would be anti-dilutive:
	December 31,
	2022	2021
Shares issuable upon exercise of stock options	3,726,247	4,230,162
Shares issuable upon the exercise of warrants	1,148,123	1,148,123
Non-vested shares under restricted stock grants	16,046	203,015
Total	4,890,416	5,581,300